Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details)
Bank balances		€ 132,947		€ 43,266
Allowance for expected credit losses		(8)		(2)
Total	€ 89,774	€ 132,939	€ 26,133	€ 43,264	€ 407	€ 1,515